Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Trade payables	4,454	6,715
Accrued expenses	10,500	26,358
Amounts due to related parties	—	—
Social security and other taxes	857	7,145
Outstanding defined contribution pension costs	220	9
	16,031	40,227

Amounts falling due after more than one year:

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Deferred fees and charges	4,153	5,975